3. Loans, TDR (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TDR Loans
Number of Contracts	180	315
Pre-Modification Outstanding Recorded Investment	$ 28,908	$ 54,660
Post-Modification Outstanding Recorded Investment	23,937	44,133
Single-family residential TDR loans
TDR Loans
Number of Contracts	5
Pre-Modification Outstanding Recorded Investment	674
Post-Modification Outstanding Recorded Investment	673
Single-family residential- Banco de la Gente stated income
TDR Loans
Number of Contracts	20
Pre-Modification Outstanding Recorded Investment	2,046
Post-Modification Outstanding Recorded Investment	1,992
Total real estate TDR loans
TDR Loans
Number of Contracts	25
Pre-Modification Outstanding Recorded Investment	2,720
Post-Modification Outstanding Recorded Investment	2,665
TDR Commercial loans (not secured by real estate)
TDR Loans
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	14
Post-Modification Outstanding Recorded Investment	13
Total TDR Loans
TDR Loans
Number of Contracts	26
Pre-Modification Outstanding Recorded Investment	2,734
Post-Modification Outstanding Recorded Investment	$ 2,678